Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
UVA Unconstrained Medium-Term Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	UVA Unconstrained Medium-Term Fixed Income ETF
Class Name	UVA Unconstrained Medium-Term Fixed Income ETF
Trading Symbol	FFIU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UVA Unconstrained Medium-Term Fixed Income ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/FFIU. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/FFIU
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FFIU	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the twelve months ended June 30, 2025, the Fund returned 5.09%. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, which returned 6.08% for the same period.

What Factors Influenced Performance

The underperformance was largely due to the Fund’s longer duration versus the benchmark. During the period we saw interest rates past the 10 year increase. Short duration and prepaying agency securities performed well during the period. Longer duration played against the Fund due to the increase in long term rates.

Top Contributors to Performance:

• FNMA 5038 06/01/2053 5.00%

• FNMA 5165 10/01/2053 5.50%

• FR SD2700 04/01/2053 5.00%

Top Detractors from Performance:

• US Treasury 2/15/2048 3.00%

• Goldman Sachs GP 08/16/2034 5.00%

• Phillips 66 Co. 03/15/2035 4.950%

We expect the Fund to continue to have a higher yield than its benchmark due to its corporate and agency security allocations. Due to longer duration, we expect FFIU to outperform in the future as interest rates decline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From August 18, 2017, commencement of operations, through June 30, 2025 Initial Investment of $10,000
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 year	5 year	Since Inception 8/18/17
FFIU	5.09%	-0.11%	1.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/FFIU for more recent performance information.
Net Assets	$ 50,222,123
Holdings Count | Holdings	128
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Net Assets	$50,222,123
Number of Holdings	128
Net Advisory Fee	$0
Portfolio Turnover Rate	12.13%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings
Freddie Mac Pool, 5.00% 4/1/53	3.3%
Fannie Mae Pool, 5.50% 10/1/53	2.4%
Fannie Mae Pool, 5.00% 10/1/54	1.9%
United States Treasury Note, 2.25% 2/15/52	1.8%
United States Treasury Note, 4.00% 11/15/42	1.8%
Fannie Mae Pool, 5.50% 3/1/54	1.8%
eBay Inc, 4.00% 7/15/42	1.7%
Fannie Mae Pool, 5.00% 6/1/53	1.7%
Fannie Mae Pool, 5.00% 10/1/54	1.5%
United States Treasury Note, 3.00% 2/15/48	1.5%